Borrowings - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities	¥ 15,000	¥ 65,000
Subordinated borrowings	¥ 489,888	¥ 509,210
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2015	2014
Long-term borrowings, Maturities end period	2045	2043
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	12.66%	12.66%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2015	2014
Long-term borrowings, Maturities end period	2052	2052
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	9.02%	6.18%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2015	2014
Long-term borrowings, Maturities end period	2045	2044
Long-term borrowings, Minimum interest rate	0.00%	0.00%
Long-term borrowings, Maximum interest rate	28.50%	28.50%